ASSETS HELD FOR SALE AND DISPOSITIONS - Disposals (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DISPOSITIONS
Sale price	$ 36,793	$ 31,300
Hedera Road, Ravensbank Business Park
DISPOSITIONS
Sale price	10,550
Puchberger Straße 267
DISPOSITIONS
Sale price	13,230
Gtzendorfer Strae 3-5
DISPOSITIONS
Sale price	$ 13,013